SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 25 –  SUBSEQUENT EVENTS

On July 13, 2021, Hexin Holding Limited, the shareholder of the Company owned by Mr. Xiaobo An, founder, Chairman and Chief Executive Officer of the Company, entered into a Share Purchase Agreement (“SPA”) with Webao Limited, a company incorporated in Hong Kong, China, to sell a total of 31,980,800 ordinary shares. After the transaction, the number of ordinary shares owned by Hexin Holding Limited decreased to nil accordingly.